Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Nov. 05, 2012 MOTEX Inc.	Feb. 06, 2013 Nichicon Tantalum	Jul. 11, 2011 Unimerco Group A/S	Feb. 01, 2012 Optrex Corporation
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 1,957
Accounts receivables		727		14,358
Inventories		1,414		12,528
Others				1,308
Other current assets and liabilities		(200)
Current assets	5,069		5,400	30,151
Working capital		1,941
Property, plant and equipment		2,873		6,104
Intangible assets	4,247		7,691	4,124
Accrued benefit liability		(179)
Other non-current assets	1,400		4,765	397
Total non-current assets				10,625
Total assets	10,716		17,856	40,776
Short-term borrowings				10,058
Current portion of long-term debt				5,345
Trade notes and accounts payable				15,271
Others				2,800
Current liabilities	1,907		1,810	33,474
Non-current liabilities	1,607		4,872	3,133
Total liabilities	3,514		6,682	36,607
Total identified assets and liabilities	7,202	4,635	11,174	4,169
Purchase price (Cash)	13,507	8,054	22,494	18,312
Goodwill	¥ 6,305	¥ 3,419	¥ 11,320	¥ 14,143